Provision for /(Reversal of) expected credit losses on receivables and other assets	12 Months Ended
Dec. 31, 2024
Provision for /(Reversal of) expected credit losses on receivables and other assets
Provision for /(Reversal of) expected credit losses on receivables and other assets

13. Provision for /(Reversal of) expected credit losses on receivables and other assets

Provision for /(Reversal of) expected credit losses for receivables and other assets consists of the following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Reversal for loan principal and financing service fee receivables	(209,396,631)	—	—	—
Collection of return of finance lease receivables	(5,086,116)	(4,954,732)	(2,848,564)	(390,252)
Reversal for contract assets	(31,168)	—	—	—
Expected credit loss for accounts receivables	—	199,711	105,538	14,459
Expected credit loss/(reversal) for other current assets	(8,061,187)	29,314,107	(14,764,657)	(2,022,750)
Expected credit loss/(reversal) for other non-current assets	1,453,719	94,462	(1,108,096)	(151,808)
	(221,121,383)	24,653,548	(18,615,779)	(2,550,351)